Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Master Investment Portfolio
Entity Central Index Key	0000915092
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000012004 [Member]
Shareholder Report [Line Items]
Fund Name	Diversified Equity Master Portfolio
Class Name	Diversified Equity Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Diversified Equity Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Master Portfolio that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Master Portfolio	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Material Change Date	Feb. 19, 2026
Net Assets	$ 3,107,260,580
Holdings Count | Holding	2,576
Advisory Fees Paid, Amount	$ 3,985,012
Investment Company Portfolio Turnover	123.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$3,107,260,580
Number of Portfolio Holdings	2,576
Net Investment Advisory Fees	$3,985,012
Portfolio Turnover Rate	123%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	23.1%
Financials	17.3%
Industrials	10.5%
Health Care	9.1%
Consumer Discretionary	8.7%
Communication Services	7.0%
Consumer Staples	3.4%
Materials	3.2%
Energy	2.8%
Real Estate	2.3%
Utilities	1.7%
Short-Term Securities	15.0%
Liabilities in Excess of Other Assets	(4.1)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
Alphabet, Inc., Class A	1.1%
Tencent Holdings Ltd.	1.1%
Broadcom, Inc.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Alphabet, Inc., Class C	0.9%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	2.7%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Microsoft Corp.	2.2%
Amazon.com, Inc.	1.5%
Alphabet, Inc., Class A	1.1%
Tencent Holdings Ltd.	1.1%
Broadcom, Inc.	1.0%
Samsung Electronics Co. Ltd.	0.9%
Alphabet, Inc., Class C	0.9%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Master Portfolio changes
This is a summary of planned changes to the Master Portfolio since December 31, 2024.
On February 19, 2026, the Master Portfolio’s Board approved a change in the name of the Master Portfolio to Diversified Equity Alpha Master Portfolio. The Master Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities. These changes are expected to become effective on or about April 28, 2026.

Material Fund Change Name [Text Block]	On February 19, 2026, the Master Portfolio’s Board approved a change in the name of the Master Portfolio to Diversified Equity Alpha Master Portfolio.
Material Fund Change Strategies [Text Block]	The Master Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and derivatives that provide investment exposure to such securities or to one or more risk factors associated with such securities.
C000012005 [Member]
Shareholder Report [Line Items]
Fund Name	Money Market Master Portfolio
Class Name	Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 74,445,364,801
Holdings Count | Holding	328
Advisory Fees Paid, Amount	$ 54,589,951
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$74,445,364,801
Number of Portfolio Holdings	328
Net Investment Advisory Fees	$54,589,951

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	38.2%
Certificates of Deposit	30.8%
Commercial Paper	21.8%
Time Deposits	3.9%
Corporate Bonds	1.0%
U.S. Treasury Obligations	0.7%
Municipal Bonds	0.6%
Other Assets Less Liabilities	3.0

C000012007 [Member]
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Master Portfolio
Class Name	S&P 500 Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Material Change Date	Nov. 20, 2025
Net Assets	$ 53,986,282,823
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 4,812,734
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$53,986,282,823
Number of Portfolio Holdings	507
Net Investment Advisory Fees	$4,812,734
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	34.0%
Financials	13.3%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.7%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Other*	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.5%
(b)Excludes short-term securities.
Material Fund Change [Text Block]
Material Master Portfolio changes
This is a summary of certain changes to the Master Portfolio since December 31, 2024.
Effective November 20, 2025, the Master Portfolio revised its principal investment policies to reflect that the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Master Portfolio may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

Material Fund Change Risks Change [Text Block]
Effective November 20, 2025, the Master Portfolio revised its principal investment policies to reflect that the Master Portfolio intends to be diversified in approximately the same proportion as the S&P 500 Index (the "Underlying Index") is diversified. The Master Portfolio may become “non‑diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Master Portfolio becomes “non‑diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Underlying Index.

C000012008 [Member]
Shareholder Report [Line Items]
Fund Name	Treasury Money Market Master Portfolio
Class Name	Treasury Money Market Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (888) 204‑3956.
Additional Information Phone Number	(888) 204‑3956
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Net Assets	$ 29,898,898,224
Holdings Count | Holding	99
Advisory Fees Paid, Amount	$ 15,443,899
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$29,898,898,224
Number of Portfolio Holdings	99
Net Investment Advisory Fees	$15,443,899

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	58.5%
U.S. Treasury Obligations	38.2%
Other Assets Less Liabilities	3.3

C000012009 [Member]
Shareholder Report [Line Items]
Fund Name	U.S. Total Bond Index Master Portfolio
Class Name	U.S. Total Bond Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Net Assets	$ 3,761,275,450
Holdings Count | Holding	9,594
Advisory Fees Paid, Amount	$ 1,219,059
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$3,761,275,450
Number of Portfolio Holdings	9,594
Net Investment Advisory Fees	$1,219,059
Portfolio Turnover Rate	93%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Treasury Obligations	45.5%
U.S. Government Sponsored Agency Securities	26.1%
Corporate Bonds	24.4%
Foreign Agency Obligations	2.5%
Non-Agency Mortgage-Backed Securities	0.6%
Municipal Bonds	0.4%
Asset-Backed Securities	0.4%
Capital Trusts	0.1%
Credit quality allocation
Credit Rating(b)	Percent of Total Investments(a)
AAA/Aaa(c)	74.5%
AA/Aa	3.2%
A	11.5%
BBB/Baa	10.7%
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Credit Quality Explanation [Text Block]	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
C000101834 [Member]
Shareholder Report [Line Items]
Fund Name	Large Cap Index Master Portfolio
Class Name	Large Cap Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Net Assets	$ 37,509,974,231
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 10,448,150
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$37,509,974,231
Number of Portfolio Holdings	1,011
Net Investment Advisory Fees	$10,448,150
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Sector allocation
Sector(a)	Percent of Net Assets
Information Technology	32.4%
Financials	14.2%
Consumer Discretionary	10.4%
Communication Services	10.3%
Health Care	9.7%
Industrials	9.0%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Real Estate	2.1%
Materials	2.1%
Short-Term Securities	3.4%
Liabilities in Excess of Other Assets	(3.2)
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.4%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(b)	Percent of Net Assets
NVIDIA Corp.	6.9%
Apple, Inc.	6.3%
Microsoft Corp.	5.7%
Amazon.com, Inc.	3.5%
Alphabet, Inc., Class A	2.9%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.3%
Meta Platforms, Inc., Class A	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc., Class B	1.4%
(b)Excludes short-term securities.
C000104371 [Member]
Shareholder Report [Line Items]
Fund Name	Total International ex U.S. Index Master Portfolio
Class Name	Total International ex U.S. Index Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Net Assets	$ 2,168,345,816
Holdings Count | Holding	1,804
Advisory Fees Paid, Amount	$ 586,443
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$2,168,345,816
Number of Portfolio Holdings	1,804
Net Investment Advisory Fees	$586,443
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.5%
China	8.7%
Canada	8.1%
United Kingdom	7.8%
United States	6.7%
France	6.3%
Taiwan	6.2%
Germany	5.9%
India	4.7%
Switzerland	4.7%
Other#	31.2%
Liabilities in Excess of Other Assets	(3.8)%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Tencent Holdings Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Co. Ltd.	1.2%
Alibaba Group Holding Ltd.	0.9%
Roche Holding AG	0.9%
AstraZeneca PLC	0.8%
HSBC Holdings PLC	0.8%
Novartis AG, Class N	0.8%
Nestle SA, Class N	0.8%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	3.6%
Tencent Holdings Ltd.	1.5%
ASML Holding NV	1.2%
Samsung Electronics Co. Ltd.	1.2%
Alibaba Group Holding Ltd.	0.9%
Roche Holding AG	0.9%
AstraZeneca PLC	0.8%
HSBC Holdings PLC	0.8%
Novartis AG, Class N	0.8%
Nestle SA, Class N	0.8%
(a)Excludes short-term securities.
C000135466 [Member]
Shareholder Report [Line Items]
Fund Name	International Tilts Master Portfolio
Class Name	International Tilts Master Portfolio
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Master Portfolio at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Master Portfolio costs for the last year ?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$46	0.40%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.40%
Net Assets	$ 810,685,547
Holdings Count | Holding	360
Advisory Fees Paid, Amount	$ 2,501,173
Investment Company Portfolio Turnover	137.00%
Additional Fund Statistics [Text Block]
Key Master Portfolio statistics
Net Assets	$810,685,547
Number of Portfolio Holdings	360
Net Investment Advisory Fees	$2,501,173
Portfolio Turnover Rate	137%

Holdings [Text Block]
What did the Master Portfolio invest in?
(as of December 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.3%
United Kingdom	14.2%
France	11.7%
Germany	9.5%
Australia	7.4%
Switzerland	7.3%
United States	5.8%
Netherlands	4.5%
Spain	3.7%
Italy	2.9%
Other#	10.4%
Liabilities in Excess of Other Assets	(0.7)%
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.9%
SAP SE	2.2%
ABB Ltd., Class N	1.6%
AstraZeneca PLC	1.6%
Safran SA	1.6%
Deutsche Telekom AG, Class N	1.6%
Barclays PLC	1.5%
Sony Group Corp.	1.5%
AIA Group Ltd.	1.5%
Hitachi Ltd.	1.5%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
ASML Holding NV	2.9%
SAP SE	2.2%
ABB Ltd., Class N	1.6%
AstraZeneca PLC	1.6%
Safran SA	1.6%
Deutsche Telekom AG, Class N	1.6%
Barclays PLC	1.5%
Sony Group Corp.	1.5%
AIA Group Ltd.	1.5%
Hitachi Ltd.	1.5%
(a)Excludes short-term securities.